LEASES - OPERATING LEASES, RIGHT-OF-USE ASSETS, AND LEASE LIABILITIES - Disclosure of changes in lease liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Balance	$ 854,321	$ 840,725
Additions (change of estimate and lease modification)	113,509	630,922
Additions - merger	542,293
Payments - principal portion	(446,801)	(439,107)
Adjustments (rent adjustments & final payment reconciliations)	2,403	(160,896)
Translation differences	14,641	17,323
Balance	1,080,366	854,321
Head office rent [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	608,924	270,940
Additions (change of estimate and lease modification)	42,948	630,922
Additions - merger	0
Payments - principal portion	(57,996)	(157,736)
Adjustments (rent adjustments & final payment reconciliations)	0	(117,879)
Translation differences	14,641	17,323
Balance	522,621	608,924
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	109,445	282,503
Additions (change of estimate and lease modification)	52,928	0
Additions - merger	0
Payments - principal portion	(106,252)	(131,550)
Adjustments (rent adjustments & final payment reconciliations)	678	(41,508)
Translation differences	0	0
Balance	56,799	109,445
Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	0	41,707
Additions (change of estimate and lease modification)	0	0
Additions - merger	0
Payments - principal portion	0	(40,198)
Adjustments (rent adjustments & final payment reconciliations)	0	(1,509)
Translation differences	0	0
Balance	0	0
DeLamar office rent [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	135,952	245,575
Additions (change of estimate and lease modification)	103,529	0
Additions - merger	0
Payments - principal portion	(194,730)	(109,623)
Adjustments (rent adjustments & final payment reconciliations)	0	0
Translation differences	0	0
Balance	44,751	135,952
Nevada Warehouses And Rental Property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	0	0
Additions (change of estimate and lease modification)	0	0
Additions - merger	542,293
Payments - principal portion	(87,823)	0
Adjustments (rent adjustments & final payment reconciliations)	1,725	0
Translation differences	0	0
Balance	$ 456,195	$ 0